DEBT (Tables)	12 Months Ended
Dec. 28, 2013
DEBT [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 28, 2013 and December 29, 2012 (amounts in thousands):

	2013	2012

Series 2012 Senior Notes Tranche A, due on December 17,2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17,2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $265 million due on November 14, 2016,interest payable monthly at a floating rate (1.27% on December 29,2012)	-	11,090
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.19% on December 28, 2013 and 0.35% on December 29, 2012)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.30% on December 28, 2013 and 0.46% on December 29, 2012)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.29% on December 28, 2013 and 0.45% on December 29, 2012)	3,700	3,700
	84,700	95,790
Less current portion	-	-
Long-term portion	$84,700	$95,790

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 28, 2013, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):
2014	$-
2015	-
2016	-
2017	-
2017	-
Thereafter	$84,700
$84,700